NOTES RECEIVABLE AND OTHER RECEIVABLES (Details)	12 Months Ended
	Dec. 31, 2010 CNY (¥) item	Dec. 31, 2010 USD ($) item	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 19, 2017 CNY (¥)	Sep. 19, 2017 USD ($)	Sep. 30, 2010 CNY (¥)
Notes receivable | $				$ 192,819		$ 385,519
Other receivables | $				3,337,634		1,866,321
Number of loan agreements | item	2	2
Loan advances	¥ 10,500,000	$ 1,520,000
Terms of loans	1 year	1 year
Number of other parties sued	2
Final judgment, amount awarded from other party	¥ 10,500,000
Final judgment amount, interest percentage multiplier	4	4
Other Receivables			¥ 4,400,000	650,000	¥ 4,400,000	620,000			¥ 10,500,000
Raozhou Dianli Ltd
Loan advances	¥ 9,000,000
Fair value of real estate assets used as collateral							¥ 143,100,000	$ 21,500,000
Xianjin Cao
Loan advances	¥ 1,500,000
Legal claims
Other receivables | $				$ 650,000		$ 620,000